Interest income (Tables)	6 Months Ended
Jun. 30, 2025
Interest expense (income), defined benefit plans [abstract]
Schedule of Interest Income

	Six months ended June 30,
	2025	2024
	$	$
Interest on bank deposits	413,909	1,361,638
	413,909	1,361,638